Receivables	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Receivables [Text Block]

16Receivables

Accounting policies

Receivables are held by the company to collect the related cash flows. These receivables are measured at fair value and subsequently measured at amortized cost minus any impairment losses.

Receivables are derecognized when the company has transferred substantially all risks and rewards, which includes transactions in which the company enters into factoring transactions, or if the company does not retain control over the receivables.

Accounting estimates

Receivables are subject to impairment assessment, which involves estimating expected credit losses. Refer to Other financial assets for accounting policies on impairment of financial assets.

Non-current receivables

Non-current receivables are associated mainly with customer financing in the Diagnosis & Treatment businesses amounting to EUR 102 million (2022: EUR 69 million), for Signify indemnification amounting to EUR 4 million (2022: EUR 26 million), an income tax receivable amounting to EUR 12 million (which includes an interest receivable of EUR 3 million) for which Philips expects to get a refund (2022: EUR 126 million) and insurance receivables in the US amounting to EUR 33 million (2022: EUR 30 million).

Current receivables

Current receivables of EUR 3,733 million (2022: EUR 4,115 million) as of December 31, 2023 included trade accounts receivable (net of allowance) of EUR 3,546 million (2022: EUR 3,832 million), accounts receivable other of EUR 170 million (2022: EUR 228 million) and accounts receivable from investments in associates of EUR 18 million (2022: EUR 55 million).

The trade accounts receivable, net, per segment are as follows:

Philips Group

Trade accounts receivable, net

in millions of EUR

	2022	2023
Diagnosis & Treatment	1,795	1,688
Connected Care	1,332	1,105
Personal Health	479	576
Other	226	177
Trade accounts receivable, net	3,832	3,546

The aging analysis of trade accounts receivable, net, representing current and overdue but not fully impaired receivables, is as follows:

Philips Group

Aging analysis

in millions of EUR

	2022	2023
Current	3,280	3,132
Overdue 1-30 days	169	117
Overdue 31-180 days	282	234
Overdue more than 180 days	101	63
Trade accounts receivable, net	3,832	3,546

The changes in the allowance for doubtful accounts receivable are as follows:

Philips Group

Allowance for accounts receivable

in millions of EUR

	2022	2023
Balance as of January 1	190	226
Additions charged to expense	66	27
Deductions from allowance1)	(51)	(26)
Transfer to assets held for sale		(1)
Other movements	21	(10)
Balance as of December 31	226	216
1)Write-offs for which an allowance was previously provided.

The allowance for doubtful accounts receivable has been primarily established for receivables that are past due. The allowance presented also includes the allowance for Non-current customer finance receivables of EUR 8 million (2022: EUR 7 million). Other movements in the current period are mainly related to foreign currency valuations.

Included in the above balances as of December 31, 2023 are allowances for individually impaired receivables of EUR 210 million (2022: EUR 222 million).